Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounts receivable, allowance	$ 1,811	$ 2,663
Net investment in finance leases, allowance current	79	169
Container leaseback financing receivable, allowance current	37	98
Containers, accumulated depreciation	1,729,312	1,619,591
Net investment in finance leases, allowance non current	626	1,164
Container leaseback financing receivable, allowance non current	95	326
Fixed assets, accumulated depreciation	13,148	12,918
Intangible assets, accumulated amortization	49,419	47,931
Debt, net of unamortized costs current	9,696	8,043
Debt, net of unamortized costs non current	$ 23,961	$ 18,639
Fixed-to-floating rate of cumulative redeemable perpetual preference shares	7.00%
Depository shares issued	6,000,000
Depositary per share equivalent to liquidation preference per share	$ 25.00
Common shares, par value	$ 0.01	$ 0.01
Common shares, Authorized	140,000,000	140,000,000
Common shares, issued	59,040,649	58,740,919
Common shares, outstanding	49,633,619	50,495,789
Treasury shares, at cost, shares	9,407,030	8,245,130
Series A Preferred Shares
Preferred stock shares, par value	$ 0.01
Preferred stock shares, liquidation preference per share	$ 25,000
Preferred stock shares, issued	6,000
Preferred stock shares, outstanding	6,000